Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
Impairment loss	$ 1,081,186	¥ 7,020,788	¥ 0	¥ 0
Land use rights
Intangible assets, net
Useful life	50 years	50 years
Production license
Intangible assets, net
Useful life	5 years	5 years
Production license renewal term	5 years	5 years
Remaining useful life	8 months 12 days	8 months 12 days